UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.5%
Auto Parts & Equipment - 4.7%
Goodyear Tire & Rubber Co.	62,749	$1,890,000
Horizon Global Corp. (a)	300,458	2,653,044
		4,543,044
Chemicals - 5.2%
Dow Chemical Co.	40,962	1,991,163
Westlake Chemical Corp.	71,167	3,068,721
		5,059,884
Downstream - 4.1%
Tesoro Corp.	19,267	1,554,461
Valero Energy Corp.	22,159	1,331,313
Western Refining, Inc.	41,836	1,115,766
		4,001,540

Exploration & Production - 43.0%
Anadarko Petroleum Corp.	93,482	3,547,642
Concho Resources, Inc. (a)	34,376	3,102,090
Continental Resources, Inc. (a)	105,064	2,435,384
Diamondback Energy, Inc. (a)	51,181	3,646,646
EOG Resources, Inc.	51,581	3,339,354
Memorial Resource Development Corp. (a)	248,994	2,407,772
Newfield Exploration Co. (a)	124,162	3,380,931
Occidental Petroleum Corp.	49,277	3,391,243
Parsley Energy, Inc. - Class A (a)	142,382	2,616,981
Pioneer Natural Resources Co.	25,689	3,096,295
Range Resources Corp.	79,382	1,883,735
RSP Permian, Inc. (a)	179,950	4,302,605
Southwestern Energy Co. (a)	287,325	1,660,739
WPX Energy, Inc. (a)	715,430	2,940,417
		41,751,834
Housewares - 1.9%
Tupperware Brands Corp.	37,008	1,848,920

Integrated - 3.2%
Chevron Corp.	37,508	3,129,667

Machinery - 7.3%
Emerson Electric Co.	38,928	1,900,854
Ingersoll-Rand PLC	51,913	2,884,286
TriMas Corp. (a)	140,320	2,320,893
		7,106,033
Midstream - 2.1%
Targa Resources Corp.	73,794	1,983,573

Oil Field Services - 20.0%
Baker Hughes, Inc.	67,045	2,874,219
Forum Energy Technologies, Inc. (a)	340,201	4,000,764
Halliburton Co.	102,098	3,295,724
Patterson-UTI Energy, Inc.	187,756	2,917,728
Schlumberger, Ltd.	47,039	3,373,637
Superior Energy Services, Inc.	286,852	2,948,839
		19,410,911
TOTAL COMMON STOCKS (Cost $115,560,675)	88,835,406

PARTNERSHIPS & TRUSTS - 5.6%
Midstream - 5.6%
Buckeye Partners LP	35,250	2,268,690
Sunoco Logistics Partners LP	128,274	3,160,672
TOTAL PARTNERSHIPS & TRUSTS (Cost $6,778,870)		5,429,362

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Invesco Short-Term Investment Trust Liquid Assets Portfolio-Institutional Class, 0.42% (b)	2,059,602	2,059,602
TOTAL SHORT-TERM INVESTMENTS (Cost $2,059,602)		2,059,602

Total Investments (Cost $124,399,147) - 99.2%		96,324,370
Other Assets in Excess of Liabilities - 0.8%		816,941
TOTAL NET ASSETS - 100.0%		$97,141,311

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	The rate quoted is the annualized seven-day yield as of February 29, 2016.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Cost of investments	$124,705,243
Gross unrealized appreciation	$2,412,085
Gross unrealized depreciation	(30,792,958)
Net unrealized depreciation	$(28,380,873)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the BP Capital TwinLine Energy Fund's (the "Fund's") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at February 29, 2016

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$88,835,406	$–	$–	$88,835,406
Partnerships & Trusts	5,429,362	-	-	5,429,362
Short-Term Investments	2,059,602	-	-	2,059,602
Total Investments in Securities	$96,324,370	$–	$–	$96,324,370

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

BP Capital TwinLine MLP Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.1%
Natural Gas/NGL Transportation - 3.1%
Targa Resources Corp.	34,880	$937,584
TOTAL COMMON STOCKS (Cost $676,330)		937,584

CONVERTIBLE PREFERRED STOCKS - 3.0%
Natural Gas/NGL Transportation - 3.0%
Kinder Morgan, Inc.	20,732	906,196
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $844,290)		906,196

PARTNERSHIPS & TRUSTS - 84.9%
Crude Oil & Refined Products - 39.3%
Buckeye Partners LP	29,250	1,882,530
Delek Logistics Partners LP	51,380	1,640,564
Enterprise Products Partners LP	71,370	1,667,917
Magellan Midstream Partners LP	19,300	1,304,294
MPLX LP	38,195	990,778
Rose Rock Midstream LP	29,000	289,710
Shell Midstream Partners LP	23,700	842,535
Sunoco Logistics Partners LP	77,281	1,904,204
Tesoro Logistics LP	35,900	1,497,748
		12,020,280
Gathering & Processing - 6.0%
DCP Midstream Partners LP	47,000	912,270
PennTex Midstream Partners LP	90,400	922,984
		1,835,254
Natural Gas/NGL Transportation - 39.6%
Cheniere Energy Partners LP	75,149	1,989,194
Columbia Pipeline Partners LP	97,000	1,715,930
Dominion Midstream Partners LP	49,288	1,497,369
Energy Transfer Equity LP	135,000	945,000
Energy Transfer Partners LP	65,775	1,754,219
EQT GP Holdings LP	21,000	501,270
EQT Midstream Partners LP	15,000	1,074,450
Spectra Energy Partners LP	27,735	1,284,408
Tallgrass Energy Partners LP	37,800	1,323,756
		12,085,596

TOTAL PARTNERSHIPS & TRUSTS (Cost $28,891,309)		25,941,130

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Invesco Short-Term Investment Trust Liquid Assets Portfolio - Institutional Class, 0.42% (a)	243,835	243,835
TOTAL SHORT-TERM INVESTMENTS (Cost $243,835)		243,835

Total Investments (Cost $30,655,764) - 91.8%		28,028,745
Other Assets in Excess of Liabilities - 8.2%		2,522,314
TOTAL NET ASSETS - 100.0%		$30,551,059

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of February 29, 2016.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Cost of investments	$30,315,606
Gross unrealized appreciation	2,429,435
Gross unrealized depreciation	(4,716,296)
Net unrealized depreciation	$(2,286,861)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the BP Capital TwinLine MLP Fund's (the "Fund's") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at February 29, 2016

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$937,584	$–	$–	$937,584
Convertible Preferred Stocks	906,196	–	–	906,196
Partnerships & Trusts	25,941,130	–	–	25,941,130
Short-Term Investments	243,835	–	–	243,835

Total Investments in Securities	$28,028,745	$–	$–	$28,028,745

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date  April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*  /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer
Date  April 28, 2016

By (Signature and Title)*  /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer/Principal Financial Officer

Date  April 26, 2016

* Print the name and title of each signing officer under his or her signature.